Nature of Business and Basis of Presentation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature of Business and Significant Accounting Policies [Abstract]
Inventories	Inventories consisted of the following:
(in thousands)	September 30, 2018	December 31, 2017
Finished Goods	$810	$902
Work in Process	91	217
Raw Materials	1,047	469
Total	$1,948	$1,588

Inventories are recorded as the lower of cost or market using the first-in, first out method. Inventories consisted of the following as of December 31 (in thousands):
	2017	2016
Finished Goods	$902	$644
Work in Process	217	—
Raw Materials	469	33
Total	$1,588	$677

Potential Shares of Common Stock not Included in Diluted Net Loss Per Share
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2018	2017
Stock options	141,880	2,597
Restricted stock units	6	24
Warrants to purchase common stock	608,787	35,462
Series F convertible preferred stock	19,210	—
Total	769,883	38,003

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:
	December 31,
	2017	2016
Stock options	2,766	272
Restricted stock units	15	33
Warrants to purchase common stock	608,787	3,153
Series B, C and D convertible preferred stock	—	3,800
Series F convertible preferred stock	60,480	—-
Total	672,048	7,258

Reconciliation of Reported Net Loss with Reported Net Loss Per Share
The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2017:

(in thousands, except per share amounts)	Three months	Nine Months
Net loss	$(2,847)	$(6,245)
Deemed dividend to preferred shareholders (see Note 4)	—	(2,851)
Net loss after deemed dividend	(2,847)	(9,096)
Weighted average shares outstanding	45	26
Basic and diluted loss per share	$(63.68)	$(354.77)

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:
(in thousands, except per share amounts)	2017	2016
Net loss	$(13,382)	$(15,792)
Deemed dividend to preferred shareholders (see Note 6)	(11,590)	(1,900)
Net loss after deemed dividend	(24,972)	(17,692)
Weighted average shares outstanding	48	2
Basic and diluted loss per share	$(525.01)	$(7,560.60)